Parent Company Statements - Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Other assets	$ 506,046	$ 464,962
Total assets	6,638,347	6,642,803	6,972,245
Liabilities:
Subordinated notes	80,250	80,250
Other liabilities	63,786	70,329
Total liabilities	5,986,600	5,992,437
Total liabilities and shareholders’ equity	6,638,347	6,642,803
Parent Company
Assets:
Cash	106,942	98,726	134,650	160,011
Investment in subsidiaries	582,992	589,523
Debentures receivable from PNB	25,000	30,000
Other investments	2,297	2,133
Other assets	21,984	19,639
Total assets	739,215	740,021
Liabilities:
Subordinated notes	80,250	80,250
Other liabilities	7,218	9,405
Total liabilities	87,468	89,655
Total shareholders’ equity	651,747	650,366
Total liabilities and shareholders’ equity	$ 739,215	$ 740,021